Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
10.	Income Taxes

The components of income tax expense are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In thousands)
Current tax expense:
Federal	$62,331	54,258	48,622
State	4,491	3,630	2,422

	66,822	57,888	51,044

Deferred tax (benefit) expense:
Federal	(11,331)	(11,550)	(15,757)
State	592	(57)	1,316

	(10,739)	(11,607)	(14,441)

Total income tax expense	$56,083	46,281	36,603

The following table presents reconciliation between the actual income tax expense and the “expected” amount computed using the applicable statutory federal income tax rate of 35%:

	Year Ended December 31,
	2012	2011	2010
	(In thousands)
“Expected” federal income tax expense	$50,698	43,808	34,517
State tax, net	3,304	2,322	2,430
Bank owned life insurance	(972)	(1,098)	(874)
Gain on acquisition	—	—	(646)
Expiration of loss carryforward	2	36	1,484
Change in valuation allowance for federal deferred tax assets	(2)	(36)	(1,455)
ESOP fair market value adjustment	295	189	129
Non-deductible compensation	454	566	760
Non-deductible acquisition related expenses	866	—	—
Expiration of stock options	1,267	—	—
Other	171	494	258

Total income tax expense	$56,083	46,281	36,603

The temporary differences and loss carryforwards which comprise the deferred tax asset and liability are as follows:

	December 31,
	2012	2011
	(In thousands)
Deferred tax asset:
Employee benefits	$21,165	18,900
Deferred compensation	1,403	1,070
Premises and equipment	907	128
Allowance for loan losses	53,308	43,062
Net unrealized loss on securities	1,888	5,456
Net other than temporary impairment loss on securities	46,384	47,821
Capital losses on securities	762	771
ESOP	1,840	1,613
Allowance for delinquent interest	11,677	11,441
Federal NOL carryforwards	—	—
Fair value adjustments related to acquisition	8,209	1,415
Other	3,910	3,526

Gross deferred tax asset	151,453	135,203
Valuation allowance	(762)	(771)

	150,691	134,432

Deferred tax liability:
Intangible assets	550	759
Discount accretion	135	147

Gross deferred tax liability	685	906

Net deferred tax asset	$150,006	133,526

A deferred tax asset is recognized for the estimated future tax effects attributable to temporary differences and carryforwards. The measurement of deferred tax assets is reduced by the amount of any tax benefits that, based on available evidence, are more likely than not to be realized. The ultimate realization of the deferred tax asset is dependent upon the generation of future taxable income during the periods in which those temporary differences and carryforwards become deductible.

At December 31, 2012, the Company had gross unrealized losses totaling $142.2 million pertaining to our trust preferred securities which were recognized as OTTI charges during the year ended June 30, 2009. Based upon projections of future taxable income and the ability to carry back losses for two years, management believes it is more likely than not the Company will realize the deferred tax asset.

A valuation allowance is recorded for tax benefits which management has determined are not more likely than not to be realized. At December 31, 2012 and 2011, the valuation allowance was $762,000 and $771,000, respectively, all of which is related to capital losses on securities. During the year ended December 31, 2012, the Company reduced its valuation reserve due to a change in effective tax rate and the expiration of some capital loss carryforwards.

Retained earnings at December 31, 2012 included approximately $42.3 million for which deferred income taxes of approximately $17.1 million have not been provided. The retained earnings amount represents the base year allocation of income to bad debt deductions for tax purposes only. Base year reserves are subject to recapture if the Bank makes certain non-dividend distributions, repurchases any of its stock, pays dividends in excess of tax earnings and profits, or ceases to maintain a bank charter. Under ASC 740, this amount is treated as a permanent difference and deferred taxes are not recognized unless it appears that it will be reduced and result in taxable income in the foreseeable future. Events that would result in taxation of these reserves include failure to qualify as a bank for tax purposes or distributions in complete or partial liquidation.

The Company had no unrecognized tax benefits or related interest or penalties at December 31, 2012 and 2011.

The Company files income tax returns in the United States federal jurisdiction and in the states of New Jersey and New York. With few exceptions, the Company is no longer subject to federal and state income tax examinations by tax authorities for years prior to 2008. At December 31, 2012, the Company is being reviewed by the Internal Revenue Service, New York State and New York City in relation to acquired entities.